Derivative Financial Instruments and Hedging (Effect of Derivative Instruments on Consolidated Statements of Income, Pre-tax, Hedges of net investment in foreign operations) (Detail) - Hedges of net investment in foreign operations - Derivatives designated as hedging instruments - JPY (¥)
¥ in Millions
	3 Months Ended		6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Borrowings and bonds in foreign currencies
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative	¥ (42,929)	¥ (6,552)	¥ (122,739)	¥ (6,399)
Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative	(2,042)	2,755	(24,595)	(544)
Gains on sales of subsidiaries and affiliates and liquidation losses, net | Borrowings and bonds in foreign currencies
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	0	0	0	0
Gains on sales of subsidiaries and affiliates and liquidation losses, net | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	(5)	(86)	51	(104)
Interest expense | Borrowings and bonds in foreign currencies
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	0	0	0	0
Interest expense | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	¥ 1,166	¥ 318	1,956	789
Other (income) and expense | Borrowings and bonds in foreign currencies
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income			0	0
Other (income) and expense | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income			¥ (252)	¥ 5